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                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT NINE
                                Supplement to the
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
                 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY
              ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY
               ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY
                                DATED MAY 3, 2004

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The following additional Variable Portfolios are available as investment options and are underlying funds of the AllianceBernstein Variable Products Series Fund, Inc. ("Series Fund"), managed by Alliance Capital Management L.P.:

            AllianceBernstein Balanced Wealth Strategy Portfolio
            AllianceBernstein Wealth Appreciation Strategy Portfolio

You should read the prospectus for the Series Fund carefully as it contains detailed information about the underlying portfolios, including each portfolio's investment objective and risk factors.

Date: July 1, 2004

                Please keep this Supplement with your prospectus.

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